Taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for taxes
Current taxes		$ 1,061	$ 925	$ 1,005
Deferred taxes		(201)	(144)	(217)
Tax expense from continuing operations		860	781	788
Tax expense (benefit) from discontinued operations		(4)	(4)	(2)
Tax Cuts and Jobs Act effect
Estimated tax benefit from Tax Cuts and Jobs Act	$ (30)
One-time transition tax	26
Reconciliation of taxes:
Income from continuing operations before taxes		$ 3,231	$ 2,799	$ 2,840
Weighted-average global tax rate (as a percent)		23.50%	21.20%	21.80%
Income taxes at weighted average tax rate		$ 760	$ 594	$ 619
Items taxed at rates other than the weighted-average tax rate		(102)	27	(36)
Changes in valuation allowance, net		753	(17)	57
Effects of changes in tax laws and (enacted) tax rates		(747)	42
Non-deductible expenses, excluding goodwill		58	86	52
Other, net		138	49	96
Tax expense from continuing operations		$ 860	$ 781	$ 788
Effective tax rate for the year (as a percent)		26.60%	27.90%	27.70%
Net gains from sale of businesses		$ 252	$ (10)	$ (20)
Non-taxable amount of net gains from sale of businesses		72
Tax credit from research and development activities				50
Increase in deferred tax assets	721	721
Deferred tax valuation allowance		668
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement		148	50	74
Deferred tax assets:
Unused tax losses and credits	524	524	514
Provisions and other accrued liabilities	779	779	865
Pension	473	473	507
Inventories	275	275	273
Property, plant and equipment and other non-current assets	1,152	1,152	266
Other	98	98	93
Total gross deferred tax asset	3,301	3,301	2,518
Valuation allowance	(1,323)	(1,323)	(561)
Total gross deferred tax asset, net of valuation allowance	1,978	1,978	1,957
Deferred tax liabilities:
Property, plant and equipment	(237)	(237)	(234)
Intangibles and other assets	(739)	(739)	(724)
Pension and other liabilities	(220)	(220)	(171)
Inventories	(74)	(74)	(91)
Unremitted earnings	(557)	(557)	(537)
Total gross deferred tax liability	(1,827)	(1,827)	(1,757)
Net deferred tax asset (liability)	151	151	200
Included in:
"Deferred taxes"-non-current assets	1,250	1,250	1,118
"Deferred taxes"-non-current liabilities	(1,099)	(1,099)	(918)
Net deferred tax asset (liability)	151	151	200
Unused tax losses and credits, valuation allowance	155	155	108
Foreign subsidiary retained earnings permanently reinvested	100	100	$ 100
Net operating loss carry-forwards, available to certain subsidiaries	1,708	1,708
Tax credits, available to certain subsidiaries	133	133
Expiration through 2036
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	974	974
Tax credits, available to certain subsidiaries	$ 107	$ 107
Asia
Reconciliation of taxes:
Deferred tax valuation allowance				$ 21